LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of carrying amounts of right-of-use assets

	As at December 31,	As at December 31,
	2025	2024
Balance, beginning of year	$172,034	$182,306
Net (disposals), additions and modifications	(14,812)	23,726
Amortization	(31,053)	(33,998)
Balance, end of year	$126,169	$172,034

Schedule of lease obligations included in the consolidated balance sheets

	As at December 31,	As at December 31,
	2025	2024
Current	$30,480	$40,305
Non-current	94,719	98,921
Total lease obligations	$125,199	$139,226

Schedule of future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms

	As at December 31,	As at December 31,
	2025	2024
Within 1 year	$33,698	$42,347
Between 1 — 3 years	34,903	34,141
Between 3 — 5 years	23,131	19,261
Thereafter	41,974	40,638
Total undiscounted lease obligations	$133,706	$136,387

Schedule of amounts recognized in consolidated statements of income with respect to leases

	Year Ended December 31,
	2025	2024
Amortization of right-of-use assets	$31,053	$33,998
Interest expense on lease obligations	$4,326	$4,437
Variable lease payments not included in the measurement of lease obligations	$131,330	$141,602
Expenses relating to short-term leases	$8,907	$8,476
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$4,182	$3,339